Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Property, Plant and Equipment, Net [Line Items]
Less: Accumulated depreciation		¥ (31,667,592)	¥ (27,200,724)
Property, plant and equipment, net	$ 26,011,813	177,163,859	182,630,671
Machinery and electronic equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		13,766,618	14,766,562
Office furniture [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		372,966	372,966
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		2,794,450	2,794,450
Transportation equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		41,014	41,014
Buildings and facilities attached to buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		¥ 191,856,403	¥ 191,856,403